SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2026
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of movements of product warranty reserve

	Six Months Ended June 30,
	2026	2025
	US$	US$
Accrued warranty at the beginning of the period	32,278	24,048
Additions	8,089	5,244
Utilization	(8,279)	(6,034)
Foreign currency translation adjustment	1,351	1,315
Accrued warranty at the end of the period	33,439	24,573
Including:
- Current portion	5,030	4,207
- Non-current portion	28,409	20,366

Schedule of long-term investments

	As of June 30,	As of December 31,
	2026	2025
	US$	US$
Investment securities – related party (note 24(vi))	1,358	1,811
Equity method investments (note 24(v))	20,234	10,625
Equity security without readily determinable fair values using the measurement alternative – related party	36,706	35,568
Total	58,298	48,004

Schedule of concentration of customers and suppliers

	As of June 30,	As of December 31,
	2026	2025

	proportion of total accounts receivable balance
Geely Group	65.9%	72.7%

	Six Months Ended June 30,
	2026	2025

	proportion of total costs and expenses
Geely Group	82.8%	48.8%

	As of June 30,	As of December 31,
	2026	2025

	proportion of total payables balance
Geely Group	76.7%	67.5%